Note 9 - Rehabilitation Provisions	12 Months Ended
Nov. 30, 2022
Statement Line Items [Line Items]
Disclosure of other provisions, contingent liabilities and contingent assets [text block]
9.	Rehabilitation Provisions

The Whistler Project's exploration activities are subject to the State of Alaska laws and regulations governing the protection of the environment. The Whistler Project rehabilitation provision is valued under the following assumptions:

	November 30,	November 30,
	2022	2021
Undiscounted amount of estimated cash flows (US$)	235	235
Life expectancy (years)	3	4
Inflation rate	3.48%	6.90%
Discount rate	4.13%	0.81%

In July 2017, the Company acquired the Yellowknife Project and assumed a provision for reclamation of $490 related to the restoration of the camp sites. The Yellowknife Project rehabilitation provision is expected to be settled in October 2025 and is valued under the following assumptions:

	November 30,	November 30,
	2022	2021
Undiscounted amount of estimated cash flows (CAD$)	490	490
Life expectancy (years)	3	2
Inflation rate	3.00%	4.90%
Discount rate	3.64%	0.98%

The following table summarizes the movements in the rehabilitation provisions:

	November 30,	November 30,
	2022	2021
	($)	($)
Balance at the beginning of year	900	816
Accretion	19	4
Change in estimate	(145)	83
Foreign currency translation adjustments	17	(3)
Total	791	900